Financial structure and financial costs - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial structure, financial costs and financial instruments
Equity instruments	$ 1,421	$ 1,727	$ 1,133
Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Assets and liabilities held for trading	(71)	216	37
Equity instruments	94
Assets available for sale		100	120
Total fair value	(1,492)	(143)	(2,847)
Measured at fair value | Financial instruments, excluding commodity contracts | Level 1
Financial structure, financial costs and financial instruments
Equity instruments	94
Assets available for sale		100	120
Total fair value	94	100	120
Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Assets and liabilities held for trading	(71)	216	37
Total fair value	(1,586)	(243)	(2,967)
Hedging of Financial Debt (Fair value hedge) | Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Hedge instruments	(1,209)	(599)	(2,462)
Hedging of Financial Debt (Fair value hedge) | Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Hedge instruments	(1,209)	(599)	(2,462)
Cash flow hedge | Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Hedge instruments	(306)	140	(542)
Cash flow hedge | Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Hedge instruments	$ (306)	$ 140	$ (542)